UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:
                                                 -------------
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 10th Floor
           New York, NY 10022

Form 13F File Number: 28-
                         ---------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1232

Signature, Place, and Date of Signing:

     /s/John Grizzetti           New York, New York           February 14, 2003
   ---------------------      ------------------------      --------------------
        [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:               9
                                            --------------------

Form 13F Information Table Value Total:            24,487
                                            --------------------
                                                (thousands)

Information for which Mason Capital Management, LLC has requested confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2    COLUMN 3      COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
         --------                --------    --------      --------    -------------------- ---------   --------   -----------------
                                                                       SHRS OR
                                                            VALUE        PRN      SH/  PUT/ INVESTMENT   [OTHER     VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS   CUSIP       (x$1000)      AMT      PRN  CALL DISCRETION  MANAGERS]  SOLE  SHARED NONE
      --------------          --------------   -----       --------      ---      ---  ---- ----------  ---------  ----  ------ ----
-----------------------------------------------------------------------------------------------------------------------------------
CANADA LIFE FINANCIAL CORP    COMMON STOCK   135113108      5,230       205,000             SOLE                    X
------------------------------------------------------------------------------------------------------------------------------------
CARMIKE CINEMAS INC           COMMON STOCK   143436400      2,941       149,684             SOLE                    X
------------------------------------------------------------------------------------------------------------------------------------
CENTERPULSE LTD-SPONS ADR     COMMON STOCK   152005104        422        24,360             SOLE                    X
------------------------------------------------------------------------------------------------------------------------------------
DICE INC                      COMMON STOCK   25301P107          7        40,000             SOLE                    X
------------------------------------------------------------------------------------------------------------------------------------
GEMSTAR-TV GUIDE              COMMON STOCK   36866W106        975       300,000             SOLE                    X
     INTERNATIONAL INC
------------------------------------------------------------------------------------------------------------------------------------
GEN-PROBE INCORPORATED        COMMON STOCK   36866T103      6,138       257,900             SOLE                    X
------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORPORATION             TRACKING STOCK 540424207      5,951       293,600             SOLE                    X
   CAROLINA GROUP STOCK
------------------------------------------------------------------------------------------------------------------------------------
NORTHWESTERN CORPORATION      COMMON STOCK   668074107      1,778       350,000             SOLE                    X
------------------------------------------------------------------------------------------------------------------------------------
ROTHMANS INC                  COMMON STOCK   77869J106      1,045        56,870             SOLE                    X
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